Transactions with Related Parties, Pavimar (Details)	12 Months Ended			42 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / d
Transactions with Related Parties [Abstract]
Management fees	$ 4,022,007	$ 4,808,602	$ 7,167,397
Due from related party - current	13,155,509	6,393,625		$ 13,155,509
Due to related party - current	1,106,606	889,020		1,106,606
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	646,800	2,223,600	$ 4,506,600
Due from related party - current	0	1,405,049		$ 0
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				600
Due to related party - current	0	187,000		$ 0
Related Party [Member] | Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	$ 0	$ 1,592,049		$ 0